                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th floor
                 ----------------------------------------
                 Boston, MA 02110-3328
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8515
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kathleen Eckert              Boston, MA         10/14/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 78
                                        --------------------

Form 13F Information Table Value Total: $510,828
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                                                  (SEC USE ONLY)

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA Pharmaceuticals,
  Inc.                         Common      004225108    8,941   786,368 SH           Sole         NA         Sole
Adeza Biomedical
  Corporation                  Common      006864102    3,242   186,200 SH           Sole         NA         Sole
Affymetrix, Inc.               Common      00826T108    9,801   212,000 SH           Sole         NA         Sole
Align Technology, Inc.         Common      016255101    8,810 1,311,000 SH           Sole         NA         Sole
Alkermes, Inc.                 Common      01642T108    4,720   280,940 SH           Sole         NA         Sole
Applera Corporation -
  Celera Genomics Group        Common      038020202    2,276   187,600 SH           Sole         NA         Sole
Ariad Pharmaceuticals,
  Inc.                         Common      04033A100    8,017 1,079,000 SH           Sole         NA         Sole
Barr Pharmaceuticals,
  Inc.                         Common      068306109    6,162   112,200 SH           Sole         NA         Sole
Barrier Therapeutics,
  Inc.                         Common      06850R108    5,690   678,200 SH           Sole         NA         Sole
Bioenvision, Inc.              Common      09059N100    3,096   385,500 SH           Sole         NA         Sole
Caraco Pharmaceutical
  Laboratories, Inc.           Common      14075T107    2,410   277,300 SH           Sole         NA         Sole
Connetics Corporation          Common      208192104    5,597   331,000 SH           Sole         NA         Sole
Conor MedSystems, Inc.         Common      208264101   35,006 1,567,999 SH           Sole         NA         Sole
Critical Therapeutics,
  Inc.                         Common      22674T105    4,888   518,905 SH           Sole         NA         Sole
Cubist Pharmaceuticals,
  Inc.                         Common      229678107   23,105 1,072,639 SH           Sole         NA         Sole
Cytokinetics, Inc.             Common      23282W100    3,332   409,329 SH           Sole         NA         Sole
deCODE Genetics, Inc.          Common      243586104    3,685   439,232 SH           Sole         NA         Sole
DepoMed, Inc.                  Common      249908104    8,099 1,249,888 SH           Sole         NA         Sole
DOV Pharmaceutical, Inc.       Common      259858108    8,736   514,500 SH           Sole         NA         Sole
Dyax Corporation               Common      26746E103    1,206   215,765 SH           Sole         NA         Sole
Eclipsys Corporation           Common      278856109    6,476   363,000 SH           Sole         NA         Sole
Emageon, Inc.                  Common      29076V109    9,195   678,124 SH           Sole         NA         Sole
Endo Pharmaceuticals
  Holdings                     Common      29264F205    3,339   125,200 SH           Sole         NA         Sole
Epix Pharmaceuticals,
  Inc.                         Common      26881Q101    3,410   442,800 SH           Sole         NA         Sole
Exelixis, Inc.                 Common      30161Q104    9,437 1,230,400 SH           Sole         NA         Sole
Forest Laboratories, Inc.      Common      345838106    4,969   127,500 SH           Sole         NA         Sole
Gen Probe, Inc.                Common      36866T103    6,725   136,000 SH           Sole         NA         Sole
Genzyme Corporation            Common      372917104    7,307   102,000 SH           Sole         NA         Sole
Gilead Sciences, Inc.          Common      375558103   18,114   371,500 SH           Sole         NA         Sole
IDEXX Laboratories, Inc.       Common      45168D104   15,316   229,000 SH           Sole         NA         Sole
Impax Laboratories, Inc.       Common      45256B101    8,529   703,106 SH           Sole         NA         Sole
Incyte Corporation             Common      45337C102    1,285   273,500 SH           Sole         NA         Sole
Inspire Pharmaceuticals,
  Inc.                         Common      457733103    6,532   859,415 SH           Sole         NA         Sole
Intralase Corporation          Common      461169104    7,191   488,874 SH           Sole         NA         Sole
IVAX Corporation               Common      465823102    3,967   150,500 SH           Sole         NA         Sole
Kosan Biosciences, Inc.        Common      50064W107    6,676   918,300 SH           Sole         NA         Sole
Lexicon Genetics, Inc.         Common      528872104    3,244   815,000 SH           Sole         NA         Sole
Martek Biosciences             Common      572901106    2,382    67,800 SH           Sole         NA         Sole
Medarex, Inc.                  Common      583916101    4,474   470,000 SH           Sole         NA         Sole
Medco Health Solutions,
  Inc.                         Common      58405U102    7,731   141,000 SH           Sole         NA         Sole
Medicis Pharmaceutical
  Corporation                 CL A New     584690309    6,056   186,000 SH           Sole         NA         Sole
MedImmune, Inc.                Common      584699102   15,563   462,500 SH           Sole         NA         Sole
Medtronic, Inc.                Common      585055106    4,022    75,000 SH           Sole         NA         Sole
MGI PHARMA, Inc.               Common      552880106    6,061   260,000 SH           Sole         NA         Sole
Millennium
  Pharmaceuticals, Inc.        Common      599902103    5,738   615,000 SH           Sole         NA         Sole
Molecular Devices
  Corporation                  Common      60851C107    2,176   104,156 SH           Sole         NA         Sole
Momenta Pharmaceuticals,
  Inc.                         Common      60877T100    2,495    91,559 SH           Sole         NA         Sole
Myogen, Inc.                   Common      62856E104   13,061   555,780 SH           Sole         NA         Sole

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                                                  (SEC USE ONLY)

      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ---------------------- ------------ ---------- ----------------------
                                                       VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- ---------  -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Nabi Biopharmaceuticals        Common      629519109     2,371   181,000 SH           Sole         NA         Sole
Natus Medical, Inc.            Common      639050103     1,504   123,562 SH           Sole         NA         Sole
Neurogen Corporation           Common      64124E106     3,130   454,900 SH           Sole         NA         Sole
NitroMed, Inc.                 Common      654798503     3,168   176,000 SH           Sole         NA         Sole
Noven Pharmaceuticals,
  Inc.                         Common      670009109     5,666   404,700 SH           Sole         NA         Sole
Nuvelo, Inc.                   Common      67072M301     7,613   793,000 SH           Sole         NA         Sole
Orchid Cellmark, Inc.          Common      68573C107     6,399   752,800 SH           Sole         NA         Sole
Orthovita, Inc.                Common      68750U102     7,725 1,804,900 SH           Sole         NA         Sole
OSI Pharmaceuticals, Inc.      Common      671040103     5,585   191,000 SH           Sole         NA         Sole
Penwest Pharmaceuticals
  Co.                          Common      709754105     3,005   171,400 SH           Sole         NA         Sole
Pharmacopeia Drug
  Discovery, Inc.              Common      7171EP101       878   245,200 SH           Sole         NA         Sole
Pharmion Corporation           Common      71715B409     2,305   105,700 SH           Sole         NA         Sole
Protein Design Labs, Inc.      Common      74369L103     8,820   315,000 SH           Sole         NA         Sole
Rigel Pharmaceuticals,
  Inc.                         Common      766559603     3,644   153,300 SH           Sole         NA         Sole
Sangamo Biosciences, Inc.      Common      800677106     1,496   340,700 SH           Sole         NA         Sole
Schering-Plough
  Corporation                  Common      806605101     3,280   155,800 SH           Sole         NA         Sole
Seattle Genetics, Inc.         Common      812578102     5,680 1,081,900 SH           Sole         NA         Sole
Senomyx, Inc.                  Common      81724Q107     5,692   334,250 SH           Sole         NA         Sole
Sirna Therapeutics, Inc.       Common      829669100     2,318   526,924 SH           Sole         NA         Sole
Telik, Inc.                    Common      87959M109     8,852   541,058 SH           Sole         NA         Sole
Tenet Healthcare
  Corporation                  Common      88033G100     4,211   375,000 SH           Sole         NA         Sole
Tercica, Inc.                  Common      88078L105     6,384   565,940 SH           Sole         NA         Sole
Teva Pharmaceutical
  Industries, Ltd. ADR           ADR       881624209    12,800   383,000 SH           Sole         NA         Sole
The Medicines Company          Common      584688105     3,854   167,500 SH           Sole         NA         Sole
Theravance, Inc.               Common      88338T104    14,365   682,757 SH           Sole         NA         Sole
Third Wave Technologies,
  Inc.                         Common      88428W108     2,470   499,050 SH           Sole         NA         Sole
Vivus, Inc.                    Common      928551100     2,790   777,100 SH           Sole         NA         Sole
VNUS Medical
  Technologies, Inc.           Common      928566108     9,685   929,458 SH           Sole         NA         Sole
WebMD Corporation              Common      94769M105     8,360   754,500 SH           Sole         NA         Sole
ZymoGenetics, Inc.             Common      98985T109     8,488   514,400 SH           Sole         NA         Sole

COLUMN TOTALS                                        $ 510,828

[Repeat as necessary]